PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Reduction to cost and accumulated depreciation of fully depreciated property, plant and equipment that are no longer in use	$ 10,349	$ 60	$ 18,718
Depreciation expenses	10,549	9,850	10,067
Capital losses on disposal of abandoned assets primarily attributed to office and furniture group	651	181	461
Lease gross income	5,775	5,802	5,770
Impairment of held for sale asset	$ 651